Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in- capital	Accumulated other comprehensive income/(loss)	Retained earnings (deficit)	Equity attributable to noncontrolling interests
Balance, beginning of period (in shares) at Dec. 31, 2022		2,477,672
Balance, beginning of period at Dec. 31, 2022	$ 626,226	$ 21,198	$ 359,280	$ 19,360	$ 226,388	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,029				48,029
Pension adjustments, net of tax	(108)			(108)
Loss on foreign currency translation, net of tax	(1,347)			(1,347)
Balance, end of period (in shares) at Jun. 30, 2023		2,477,672
Balance, end of period at Jun. 30, 2023	672,799	$ 21,198	359,280	17,905	274,416	0
Balance, beginning of period (in shares) at Mar. 31, 2023		2,477,672
Balance, beginning of period at Mar. 31, 2023	648,560	$ 21,198	359,280	18,022	250,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	24,357				24,357
Pension adjustments, net of tax	49			49
Loss on foreign currency translation, net of tax	(166)			(166)
Balance, end of period (in shares) at Jun. 30, 2023		2,477,672
Balance, end of period at Jun. 30, 2023	672,799	$ 21,198	359,280	17,905	274,416	0
Balance, beginning of period (in shares) at Dec. 31, 2023		2,477,672
Balance, beginning of period at Dec. 31, 2023	727,890	$ 21,198	359,280	19,982	327,273	157
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,626				63,485	141
Pension adjustments, net of tax	107			107
Loss on foreign currency translation, net of tax	(5,165)			(5,103)		(62)
Dividends distributed to noncontrolling interests	(149)					(149)
Balance, end of period (in shares) at Jun. 30, 2024		2,477,672
Balance, end of period at Jun. 30, 2024	786,309	$ 21,198	359,280	14,986	390,758	87
Balance, beginning of period (in shares) at Mar. 31, 2024		2,477,672
Balance, beginning of period at Mar. 31, 2024	755,300	$ 21,198	359,280	17,095	357,580	147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	33,265				33,177	88
Pension adjustments, net of tax	(29)			(29)
Loss on foreign currency translation, net of tax	(2,079)			(2,079)
Dividends distributed to noncontrolling interests	(148)					(148)
Balance, end of period (in shares) at Jun. 30, 2024		2,477,672
Balance, end of period at Jun. 30, 2024	$ 786,309	$ 21,198	$ 359,280	$ 14,986	$ 390,758	$ 87